Corporate Information and Continuing Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Corporate Information and Continuing Operations [Abstract]
Date of incorporation	May 19, 1981
Net loss	$ (12,560,850)	$ (8,162,133)
Accumulated deficit	(130,230,406)	$ (117,237,892)
Cash, cash equivalents and short-term investments	$ 2,200,000